Prospectus supplement	August 29, 2012

Putnam VT International Value Fund Prospectuses dated April 30, 2012

The sub-section Your fund’s management in the section Fund summary or Fund summaries is deleted in its entirety and replaced with the following disclosure:

Your fund’s management

Investment Advisor

Putnam Investment Management, LLC

Portfolio Manager

Darren Jaroch, Portfolio Manager, portfolio manager of the fund since 2009

Assistant Portfolio Manager

Karan Sodhi, Analyst, assistant portfolio manager of the fund since 2012

The table containing biographical information of the portfolio managers of Putnam VT International Value Fund in the sub-section Portfolio managers in the section Who oversees and manages the funds? or Who oversees and manages the fund? is deleted in its entirety and replaced with the following disclosure:

Portfolio managers	Joined fund	Employer	Positions over past five years

Darren Jaroch	2009	Putnam Management	Portfolio Manager
		1999–Present

Karan Sodhi	2012	Putnam Management	Analyst
		2000–2007, 2010–Present

		Stark Investments	Equity Analyst
		2007–2009

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